Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☒	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Epicurus Mexico Fixed Income

Local Currency Fund

A Shares – xxxxx

C Shares – xxxxx

Class I Shares – xxxxx

Class R Shares - xxxxx

PROSPECTUS

            , 2014

Epicurus Fund Management, S.A.P.I. de C.V.

Paseo de las Palmas 425 – 1003

Lomas de Chapultepec, Mexico, D.F. 11003

xxx-xxx-xxxx

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUMMARY SECTION

Investment Objective

The investment objective of the Epicurus Mexico Fixed Income Local Currency Fund (the “Fund”) is long-term total return.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 12 of this prospectus.

Shareholder fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Maximum Sales Charge (load) Imposed on Purchases	5.75%	None	None	None
(as a % of offering price)
Maximum Deferred Sales Charge (load)[1]	0.00%	1.00%	None	None
(as a % of amount redeemed)
Redemption fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%	1.00%
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%		0.90%		0.90%		09.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		0.50%
Other Expenses[1]	x.xx	%	x.xx	%	x.xx	%	xxxx
Acquired Fund Fees and Expenses[2]	x.xx	%	x.xx	%	x.xx	%	xxxx

Total Annual Fund Operating Expenses
Expense Waiver[3]	x.xx	%	x.xx	%	x.xx	%	xxxxx
Total Annual Fund Operating Expenses After Waiver [3]	x.xx	%	x.xx	%	x.xx	%	xxxxx

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	The Expenses are based on estimated Fund charges this fee on Class C shares redeemed within one year of purchase.
[3]	The Fund’s Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until [May 31, 2015], so that Total Annual Fund Operating Expenses does not exceed %. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year		Three Years
Class A Shares	$	xxx	$	xxx
Class C Shares	$	xxx	$	xxx
Class I Shares	$	xxx	$	xxx
Class R Shares	$	xxx	$	xxx

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in publicly-offered fixed income securities of Mexican issuers or instruments with similar economic characteristics such as over the counter (“OTC”) or exchange traded derivative instruments linked to Mexican fixed-income securities. A Mexican issuer is any issuer: that is organized under the laws of, or has a principal office in Mexico; the principal securities market for which is Mexico; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Mexico; or at least 50% of the assets of which are located in Mexico. With respect to at least 80% of its assets, the Fund’s investments will be issued by Mexican issuers in any currency or Mexican Unidades de Inversion (inflation linked investment units).

The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of fixed income securities. The principal investments of the Fund will include Mexican federal, state and municipal securities, quasi-government securities, corporate bonds, bank loans, mortgage and asset back securities, nominal and/or inflation linked bonds and cash equivalent instruments. Mexican quasi-government securities are securities issued by companies controlled by the Mexican government, such as Pemex, the Mexican government-controlled petroleum company, or Comisión Federal de Electricidad (widely known as CFE), the Mexican government-controlled utility. The Fund may also invest in various types of derivatives, including futures, forward currency contracts, options, interest rate swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks. Derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics, as determined by the Fund, similar to the securities included within that policy.

The Fund may invest in fixed income instruments with fixed or adjustable (i.e. floating) rates. The Fund anticipates that the average duration of its fixed income portfolio will typically be within a range of 2 to 10 years, however, the Fund may invest in fixed income securities of any duration. Duration is frequently used as a measure of a bond’s sensitivity to interest rates. The longer the duration, the more sensitive a bond, or a portfolio of fixed income instruments, will be to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest without limit in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities.

The Fund has a fundamental policy (i.e. one that cannot be changed without shareholder approval) of investing more than 25% of its assets in Mexican government fixed-income securities. The Fund considers a security to be a Mexican government fixed-income security if it is issued or otherwise guaranteed by the Mexican federal government, a Mexican state government, a Mexican municipal government or a Mexican quasi-government entity.

The Fund may invest up to 20% of its assets in other investments that include:

Mexican equity securities or exchange traded funds;

U.S. Government fixed-income securities, U.S. cash or cash equivalent instruments;

Other non-U.S. equity securities or exchange traded funds, including emerging markets;

Derivative instruments tied to any of the above.

In addition, the Fund may engage in active and frequent trading.

Epicurus Fund Management, S.A.P.I. de C.V.’s (the “Adviser”) investment process generally involves top-down macroeconomic analysis and bottom up analysis of individual securities, each involving quantitative and technical analysis. The Adviser uses

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fundamental analysis to forecast macroeconomic variables such as inflation, growth, and fiscal and trade balances that may impact different asset classes in Mexican and U.S. markets. The Adviser also uses fundamental analysis of financial statements and industry reports to assess the financial strength and growth opportunities of specific companies and industries in which the Fund may invest. The Adviser employs quantitative analysis to seek to identify relative value among the potential instruments in which the Fund may invest and also performs technical analysis to seek to identify market momentum and potentially favorable entry-points in order to seek to optimize the Fund’s risk-adjusted returns.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund may have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

•	Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

•	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

•	Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

•	Credit Risk. The risk that the Fund could lose money if the issuer or, if applicable, the guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

•	Currency Risk. Foreign (non-U.S.) currencies, including the Mexican peso, may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.

•	Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•	Fixed Income Securities Risk. When the Fund invests in fixed income securities (including depositary receipts) or derivatives linked to fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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•	Foreign (Non-U.S.) and Emerging Markets Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. issuers.

•	Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell such securities at a time when it may be disadvantageous to do so.

•	Geographic Risk. Some of the markets in which the Fund invests, primarily within Mexico and the U.S., are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, floods, drought or hurricanes and are economically sensitive to environmental events. Any such event could potentially result in a significant adverse impact on the economies of these countries and/or investments made in these countries.

•	Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

•	High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

•	Inflation Risk. High inflation rates may increase the Fund’s costs and may also decrease investor interest in the Fund.

•	Issuer Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•	Leveraging Risk. The use of leverage, such as that embedded in derivatives such as options, will magnify the Fund’s gains or losses.

•	Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund in the United States.

•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, include prepayment risk, extension risk, interest rate risk, default risk, market risk and management risk. When the value of the Fund’s investments in such securities goes down, your investment in the Fund decreases in value and you could lose money.

•	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer, such as the non-peso denominated Mexican Government issued securities, makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

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•	Regulatory Risk. Changes in the laws or regulations of Mexico or the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) or SEC may issue regulations that, upon effectiveness, subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective. In addition, the Mexican government may amend its tax laws and regulations to impose additional withholding obligations on the sale of fixed-income securities traded in Mexico or otherwise raise tax rates, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

•	Risk of Investing in Mexico and Risk of Concentrating in Mexican Government Fixed-Income Securities. Investments in Mexican issuers involve risks, including legal, tax, regulatory, political, currency, security and economic risks, which are different from and potentially greater than risks associated with investments in U.S. issuers. In addition, concentrating in Mexican Government fixed-income securities may magnify the risks associated with investing in Mexico and sovereign debt risk specific to Mexico, in that a greater percentage of assets will be exposed to the risks associated with Mexican government fixed-income securities than if the Fund did not concentrate in such securities.

•	Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

•	Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity, such as the Mexican Government, may delay or refuse to pay interest or repay principal on its sovereign debt.

•	Tax Risk. The Fund is not designed for investors seeking a tax efficient investment. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

•	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Performance

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Investment Adviser. Epicurus Fund Management, S.A.P.I. de C.V. (“Adviser”).

Portfolio Managers.

•	Ignacio Bolivar has been the Portfolio Manager of the Fund since its inception in , 2014. He is Chief Executive Officer, Chief Investment Officer and co-owner of the Adviser.

•	Omar Flores has been the Portfolio Manager of the Fund since its inception in , 2014. He is a Portfolio Manager and co-owner of the Adviser.

Purchase and Sale of Fund Shares

To Place Buy or Sell Orders

By Mail:	Epicurus Mexico Fixed Income Local Currency Fund
c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone:	(877) xxx-xxxx

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You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (877) xxx-xxxx, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above. The Fund or its Adviser may waive any of the minimum initial and subsequent investment amounts.

Class	Minimum Investment
	Initial	Subsequent
A	$1,000	$500
C	$2,500	$500
I	$100,000	$1,000
R	$2,500	$500

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Epicurus Mexico Fixed Income Local Currency Fund is long-term total return. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in the investment objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in publicly-offered fixed income securities of Mexican issuers or instruments with similar economic characteristics such as over the counter (“OTC”) or exchange traded derivative instruments linked to Mexican fixed-income securities. A Mexican issuer is any issuer: that is organized under the laws of, or has a principal office in Mexico; the principal securities market for which is Mexico; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Mexico; or at least 50% of the assets of which are located in Mexico. With respect to at least 80% of its assets, the Fund’s investments will be issued by Mexican issuers in any currency or Mexican Unidades de Inversion (inflation linked investment units).

The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of fixed income securities. The principal investments of the Fund will include Mexican federal, state and municipal securities, quasi-government securities, corporate bonds, bank loans, mortgage and asset back securities, nominal and/or inflation linked bonds and cash equivalent instruments. Mexican quasi-government securities are securities issued by companies controlled by the Mexican government, such as Pemex, the Mexican government-controlled petroleum company, or Comisión Federal de Electricidad (widely known as CFE), the Mexican government-controlled utility. The Fund may also invest in various types of derivatives, including futures, forward currency contracts, options, interest rate swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks. Derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics, as determined by the Fund, similar to the securities included within that policy.

The Fund may invest in fixed income instruments with fixed or adjustable (i.e. floating) rates. The Fund anticipates that the average duration of its fixed income portfolio will typically be within a range of 2 to 10 years, however, the Fund may invest in fixed income securities of any duration. Duration is frequently used as a measure of a bond’s sensitivity to interest rates. The longer the duration, the more sensitive a bond, or a portfolio of fixed income instruments, will be to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest without limit in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities.

The Fund has a fundamental policy (i.e. one that cannot be changed without shareholder approval) of investing more than 25% of its assets in Mexican government fixed-income securities. The Fund considers a security to be a Mexican government fixed-income security if it is issued or otherwise guaranteed by the Mexican federal government, a Mexican state government, a Mexican municipal government or a Mexican quasi-government entity.

The Fund may invest up to 20% of its assets in other investments that include:

Mexican equity securities or exchange traded funds;

U.S. Government fixed-income securities, U.S. cash or cash equivalent instruments;

Other non-U.S. equity securities or exchange traded funds, including emerging markets;

Derivative instruments tied to any of the above.

In addition, the Fund may engage in active and frequent trading.

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The Adviser’s investment process generally involves top-down macroeconomic analysis and bottom up analysis of individual securities, each involving quantitative and technical analysis. The Adviser uses fundamental analysis to forecast macroeconomic variables such as inflation, growth, and fiscal and trade balances that may impact different asset classes in Mexican and U.S. markets. The Adviser also uses fundamental analysis of financial statements and industry reports to assess the financial strength and growth opportunities of specific companies and industries in which the Fund may invest. The Adviser employs quantitative analysis to seek to identify relative value among the potential instruments in which the Fund may invest and also performs technical analysis to seek to identify market momentum and potentially favorable entry-points in order to seek to optimize the Fund’s risk-adjusted returns.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund may have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities such as U.S. Government fixed-income securities, U.S. dollar cash or cash equivalents. Defensive investing could affect the Fund’s performance and the Fund might not achieve its investment objective. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with market, economic, political or other conditions.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal, and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

•	Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The loss of money is a risk of investing in the Fund.

•	Active Trading Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the instruments traded can be bought and sold without corresponding commission costs. Active trading of instruments may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

•	Counterparty Credit Risk. A The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser will monitor the creditworthiness of firms with which it will cause the Fund to enter into repurchase agreements, interest rate swaps, caps, floors, collars or over-the-counter derivatives. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets will be delayed or be of a value less than the value of the securities or assets originally entrusted.

In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual

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scenarios involving the insolvency, bankruptcy or concurso mercantil (under the Ley de Concursos Mercantiles) of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to one or more Investment Funds indirectly through the use of one or more total return swaps, those investments will be subject to counterparty risk.

•	Credit Risk. The risk that issuers or, if applicable, guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity.

•	Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.

•	Derivatives Risk. The Fund may invest, either directly or through an underlying fund, in derivatives which are financial instruments whose value based on the value of an underlying reference asset, such as a security, currency, rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, including but not limited to total return swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is often linked to commercial and residential mortgage portfolios. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested due to the leverage implicit in the product and the non- proportional nature of any potential loss with respect to the investment.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Adviser or that such techniques will be utilized by the Adviser.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying securities, currencies, rates and indices. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the securities, currencies, reference rates or indices that they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative especially an OTC derivative, may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying securities, currencies, reference rates or indices can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, currencies, reference rates or indices or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell securities, currencies, reference rates or indices at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

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•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•	Fixed Income Securities Risk. Fixed income securities (including depositary receipts) and OTC and exchange traded derivatives linked to fixed-income securities held by the Fund are subject to call risk, credit risk, interest rate risk, rollover risk and liquidity risk and prepayment and extension risk which are more fully described below.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

•	Credit and Counterparty Risk. Fixed income securities (including depositary receipts) and OTC derivatives linked to fixed-income securities are generally subject to the risk that the issuer or counterparty may be unable to make principal and interest payments when they are due. There is also the risk that the securities or derivatives could lose value because of a loss of confidence in the ability of the borrower to pay back debt or counterparty to make payments. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy or concurso mercantil under the Mexican Ley de Concursos Mercantiles.

•	Interest Rate Risk. Fixed income securities (including depositary receipts) and OTC and exchange traded derivatives linked to fixed-income securities are subject to the risk that the securities or derivatives could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

•	Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

•	Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

•	Foreign (Non-U.S.) and Emerging Market Investing Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. issuers, due to less information about foreign issuers in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; different bankruptcy procedures including the concurso mercantil proceedings under the Mexican Ley de Concursos Mercantiles; smaller markets; nationalization; expropriation or confiscatory taxation; lack of liquidity; currency devaluation; currency and capital controls or blockages; currency and exchange volatility; delays in settling portfolio securities transactions; pervasiveness of corruption and crime; political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers. The risk of investing in emerging market securities generally magnify the risks of investing in foreign (non-U.S.) securities.

•

Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract

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and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell such securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”). However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

•	Geographic Risk. Some of the markets in which the Fund invests, primarily within Mexico and the U.S., are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, floods, drought or hurricanes and are economically sensitive to environmental events. Any such event could potentially result in a significant adverse impact on the economies of these countries and/or investments made in these countries.

•	Hedging Transactions Risk. The Adviser may employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

•	High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund could lose its entire investment.

•	Inflation Risk. High inflation rates may increase the Fund’s costs and may also decrease investor interest in the Fund. In the past, Mexico has experienced high levels of inflation, although the rates have been lower for more than a decade. An adverse change in the Mexican economy may have a negative impact on price stability and result in higher inflation than its main trading partners, including the U.S. High inflation rates can adversely affect equity, bond, derivatives and other securities valuation.

•	Issuer Specific Risk. The value of a specific security or option can be more volatile than the market as a whole and may perform worse than the market as a whole.

•	Leverage Risk. The use of leverage, such as that embedded in OTC and exchange traded derivatives, will magnify the Fund’s gains or losses. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In addition, to the extent that any fixed income investment is made in a portfolio company with a leveraged capital structure, such instrument will be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the financial condition of such portfolio company or its industry. In the event that such a portfolio company is unable to generate sufficient cash flow to meet principal and interest payments on its indebtedness, the value of the equity investment in such portfolio company could be significantly reduced or even eliminated.

•

Limited History of Operations. The Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to the adviser’s

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management of individual and institutional accounts. As a result, investors cannot judge likely mutual fund performance of the Adviser by its track record of managing non-mutual fund assets and the Adviser may not achieve its intended result in managing the Fund.

•	Liquidity Risk. The Fund is subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

•	Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

•	Mortgage-Backed and Asset-Backed Securities Risk. Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid early, reducing the value of the Fund’s investments. On the other hand, if interest rates rise, the duration of the securities may be extended, making them more sensitive to changes in interest rates. Furthermore, fewer prepayments may be made, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of mortgage-backed and asset-backed securities may be considerably affected by changes in interest rates, the market’s perception of issuers, declines in the value of collateral, and the creditworthiness of the parties involved.

•	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer, such as the non-peso denominated Mexican Government issued securities, makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

•	Regulatory Risk. Changes in the laws or regulations of Mexico or the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the CFTC or SEC may issue regulations that, upon effectiveness, subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective. In addition, the Mexican government may amend its tax laws and regulations to impose additional withholding obligations on the sale of fixed-income securities traded in Mexico or otherwise raise tax rates, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

•	Risk of Investing in Mexico and Risk of Concentrating in Mexican Government Fixed-Income Securities. Investments in Mexican issuers involve risks, including legal, tax, regulatory, political, currency, security and economic risks, which are different from and potentially greater than risks associated with investments in U.S. issuers. The economy of Mexico may differ either favorably or unfavorably when compared to either the U.S. economy or other emerging-market economies with respect to growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and trade balances. Political and economic events within Mexico may affect Fund performance. In addition, the interrelatedness of the Mexican economy with both the U.S. economy and the economies of other countries has increased in recent years, creating the effect that economic difficulties in one country or region may also impact Mexico. In addition, concentrating in Mexican Government fixed-income securities may magnify the risks associated with investing in Mexico and sovereign debt risk specific to Mexico, in that a greater percentage of assets will be exposed to the risks associated with Mexican government fixed-income securities than if the Fund did not concentrate in such securities.

•	Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. The securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited product lines, managerial and financial resources.

•	Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity, such as the Mexican Government, may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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•	Tax Risk. The Fund is not designed for investors seeking a tax efficient investment. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

•	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of total return.

•	Investors seeking exposure to Mexican issuers.

•	Investors willing to accept the possible risk of loss of investment price.

Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

Class A shares are offered at their public offering price, which is the net asset value plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $1,000 for all accounts. The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The sales charges applicable to Class A shares are described below.

Class C shares of the Fund are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. Additionally, you normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors and is described below. The minimum initial investment in Class C shares of the Fund is $2,500. The minimum subsequent investment in Class C shares of the Fund is $500.

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Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares require a minimum initial investment of $100,000 and the minimum subsequent investment is $1,000. Class I shares are available to certain institutional investors, and directly to certain individual investors as set forth below:

Institutional Investors may include, but are not limited to, corporations, retirement plans, foundations/endowments and investors who purchase through a wrap account offered through a selling group member that enters into a wrap fee program agreement with the Distributor.

Individual Investors include trustees, officers and employees of the Trust and its affiliates, and immediate family members of all such persons.

Clients of the Adviser.

For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums.

Class R shares are sold at NAV without an initial sales charge and are subject to a 12b-1 distribution fee of up to 0.50% of the average daily net assets of Class R shares. This means that 100% of your initial investment is placed into shares of the Fund. The minimum initial investment in Class R shares of the Fund is $2,500. The minimum subsequent investment in Class R shares of the Fund is $500. Class R shares are available only to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b)s and most individual retirement accounts.

Each class of shares of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The Adviser may, in its sole discretion, waive the investment minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund.

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Mail the application and check to:

U.S. Mail:	Overnight:
Epicurus Mexico Fixed Income Local Currency Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Epicurus Mexico Fixed Income Local Currency Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) xxx-xxxx to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to “Epicurus Mexico Fixed Income Local Currency Fund”

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (877) xxx-xxxx to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax-Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) xxx-xxxx to obtain the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) xxx-xxxx.

Distribution Plans

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares and allows the Fund to pay for services provided to Fund shareholders (the “Class A Plan”). The Class A Plan allows Class A shareholders of the Fund to pay annual 12b-1 expenses of 0.25% of Class A average daily net assets.

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The Fund has adopted a plan under Rule 12b-1 with respect to Class C Shares (the “Class C Plan”). The Class C Plan allows the Fund to pay a fee of 1.00% of Class C average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders).

The Fund has also adopted a plan under Rule 12b-1 with respect to the Class R Shares (the “Class R Plan”). The Class R Plan allows the Fund to pay a fee of 1.00% of Class R average daily net assets (0.25% to help defray the cost of distributing Class R shares and 0.25% for servicing Class R shareholders).

With respect to each of the Class A Plan, Class C Plan and Class R Plan, over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

Sales Charges – Class A Shares

Class A Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase Class A shares of the Fund without paying a sales commission. See “Purchases Without a Sales Charge.” The table below also shows the portion of the sales charge that may be re-allowed to the broker-dealer or financial intermediary through whom you purchased your Class A shares.

	Sales Charge as a % of:
Amount of Investment	Public Offering Price	Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	None

Right of Accumulation – Class A Shares

Any “purchaser” (as defined below) may buy Class A shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing Class A shares for his or their own account; or a trustee or other fiduciary purchasing Class A shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

Letter of Intent – Class A Shares

A Letter of Intent (the “LOI”) provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of Class A shares of the Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares

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pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is redeemed and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a redemption order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be redeemed first. Shares held in escrow will then be redeemed and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge. Please contact the Fund’s transfer agent to obtain an LOI application at (877) xxx-xxxx.

Shareholder’s Responsibility with Respect to Breakpoint Discounts

In order to obtain any of the Class A sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by family members at the time of purchase. You must inform your financial adviser of all shares of the Fund held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, its transfer agent, and financial intermediaries may not maintain this information.

Purchases without a Sales Charge – Class A

The persons described below may purchase and redeem shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Fund’s transfer agent as to which of the conditions apply.

•	Trustees, directors, officers and employees of the Fund or other funds advised by the Adviser, the Adviser and other service providers of the Fund, including employees and members of the immediate family of such individuals and employee benefit plans of such entities;

•	Broker-dealers with selling agreements with the Fund’s distributor or otherwise entitled to be compensated under the Fund’s 12b-1 Plan (and employees, their immediate family members and employee benefit plans of such entities);

•	Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Fund’s distributor;

•	Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Fund;

•	Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Fund’s distributor (and employees, their immediate family members and employee benefit plans of such entities);

•	Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator has an agreement with the Fund’s distributor or the Fund for this purpose:

•	Clients of the Adviser who were not introduced to the Adviser by a financial intermediary and, prior to the effective date of the Funds, executed investment management agreements with the Adviser;

•	Separate accounts of insurance companies, provided the insurance company has an agreement with the Fund’s distributor or the Fund for this purpose;

•	Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Fund’s distributor or the Fund for this purpose;

•	Clients solicited by employees of the Adviser and who were not otherwise introduced to the Fund or the Adviser by a financial intermediary within one year of the purchase.

In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund’s distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to, or

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different from, those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this prospectus.

Contingent Deferred Sales Charge – Class C Shares

Class C shares are subject to a CDSC of 1.00% if you redeem your shares within twelve (12) months of purchase, based on the lower of the shares’ cost or current net asset value. Any Class C shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem Class C shares not subject to any charge.

The Fund’s applicable CDSCs may also be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Redemptions that result from the right to liquidate a shareholder’s account

Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Section 401(a) qualified retirement plan distributions

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

Section 401(a) qualified retirement plan redemptions

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

Periodic distributions from an individual retirement account

Periodic distributions from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

Returns of excess contributions due to any regulatory limit

Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,

403(b)(7), and 457 Retirement Plans).

Distributions by other employee benefit plans

Distributions by other employee benefit plans to pay benefits.

Systematic withdrawals from a retirement account or qualified plan

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan1 as described in Treas.

Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

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Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Redemptions by certain legacy retirement assets

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

[1]	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

The Fund’s distributor receives the entire amount of any CDSC you pay. See the Fund’s Statement of Additional Information for additional information about the CDSC.

Website Disclosure

Information about sales charges, including sales load breakpoints, the Right of Accumulation and LOIs, is fully disclosed in this Prospectus, which is available, free of charge, on the Fund’s website at [www.xxxxxxxxxxxxxxxx.com.] The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the website independent of the Prospectus.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. As stated above, the Fund assesses a 1.00% CDSC against investment proceeds of Class C shares redeemed within one year of investment. If you redeem your shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees. Your investment may be subject to redemption fees for short-term trades as discussed below in “Fund Policy on Market Timing.”

By Mail – You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Epicurus Mexico Fixed Income Local Currency Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Epicurus Mexico Fixed Income Local Currency Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

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Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) xxx-xxxx if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (877) xxx-xxxx. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, and its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Fund Policy on Market Timing

The Fund discourages market timing and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds redeemed within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 90 calendar day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be retained by the Fund for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. Omnibus accounts that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-

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sponsored retirements plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Advisor, due to change in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) xxx-xxxx. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption; however, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value. If market prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund (with the assistance of its service providers) seeks to assign the value that

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represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Fund, has agreed to provide the Fund pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends monthly. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Fund.

The Fund expects to distribute all or substantially all of its net investment income and net realized gains to its shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

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The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign issuers including foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

MANAGEMENT OF THE FUND

Adviser. Epicurus Fund Management, S.A.P.I. de C.V. serves as the investment adviser for the Fund. Its principal officers are located at Av. de las Palmas 425 – 1003, Col. Lomas de Chapultepec, Mexico D.F., 11000, Mexico. The Adviser was formed in May 2013 for the purpose of advising the Fund and other non-U.S. affiliated entities. In addition to providing advisory services to the Fund, the Adviser serves as sub-adviser to the trustee of a Mexican private pension fund that consists of over 500,000 individual investors with US $1.1 billion in assets under management. The Adviser brings together a team of Mexican investment professionals with a broad financial background and experience in several fields within the financial industry.

The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser is controlled by Ignacio Bolivar, Portfolio Manager to the Fund.

The Fund is required to pay the Adviser a fee equal to 0.90% of the Fund’s average daily net assets. A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreement will be available in the Fund’s semi-annual report for the fiscal period ended             , 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) do not exceed     % of net assets. The contractual

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agreement is effective through             , 2015. This contractual arrangement may be terminated only by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers

Ignacio Bolivar is CEO, CIO and co-owner of the Adviser, co-owner and Lead Portfolio Manager of Price, Risk & Operations Consulting, S.A. de C.V. (“PRO”), an affiliated entity of the Adviser incorporated in 2009, also located in Mexico City. Previously, from 2000 through to 2008, Mr. Bolivar worked for Citigroup in the US and Mexico. Between 2005 and 2008, he worked as a proprietary trader managing the US$15 billion foreign exchange and interest rate derivatives books and was also responsible for managing the real interest rate book and the Mexican mortgage-backed securities books. He has 13 years of finance experience as a trader, portfolio manager and entrepreneur. In 2011, Mr. Bolivar and his team at PRO were awarded the investment advisory contract of one of Mexico’s largest private pension fund with over $1.1 billion in AUM. As of May 2013, when the Adviser was incorporated, Mr. Bolivar and his team have continued to provide these services through the Adviser. Mr. Bolivar and his team have established a system to monitor the overall duration, yield curve, and sector allocation strategies for the Mexican private pension fund. Mr. Bolivar is assisted by multiple sector-specialized and research professionals, through an assessment of quantitative and qualitative factors, generating strategy recommendations with respect to interest rate, sector and currency management. Mr. Bolivar obtained his BS in Economics from the “Centro de Investigación y Docencia Económica” (CIDE) in Mexico City.

Omar Flores is a Portfolio Manager of the Adviser and co-owner of the Adviser. Mr. Flores also currently serves as a portfolio manager of PRO, a capacity in which Mr. Flores has served since 2011. Previously, from 2009 to 2011, Mr. Flores acted as an investment adviser to Mexican retail clients in the equity markets. Between 2007 and 2009, Mr. Flores worked in the Sales and Trading area of the Global Markets desk for Deutsche Bank Mexico. Mr. Flores holds a B.A. in Accounting and Finance from the Universidad Panamericana in Mexico City and a Masters of Finance from the Instituto Tecnológico Autónomo de México in Mexico City.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

24

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

25

APPENDIX A – PRIOR PERFORMANCE

Because the Fund has less than a full calendar year of investment operations, limited performance information is available. However, Mr. Bolivar and Mr. Flores have together advised the trustee of a Mexican private pension fund (the “Mexican Private Fund”) with substantially similar objectives, policies and strategies as will be used to manage the Fund. The Mexican Private Fund is the only client account that the Portfolio Managers, either individually, collectively or through the Adviser, advise with substantially similar objectives, policies and strategies as will be used to manage the Fund. The performance information shown below represents the historical performance of the Mexican Private Fund.

The information for the Mexican Private Fund is provided to show its past performance as measured against the Dow Jones LATixx Mexico Government BONOS 5-10 Year Index in dollar terms (The daily index was divided by the daily fix exchange rate published by Mexico´s Central Bank (BANCO DE MEXICO) in the Official Gazette of the Federation on the next banking day of its determination. The performance of the Mexican Private Fund does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Mexican Private Fund or the Fund. Future results will differ from past results because of differences in future behavior of the various investment markets, in brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the Mexican Private Fund was not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Mexican Private Fund during the periods shown. Performance of the Fund for future periods will vary, and some months, quarters, and years may result in negative performance.

The Adviser provided the information shown below and calculated the performance information based on information provided by the Private Fund Trustee in Mexico. The Mexican Private Fund performance below represents the actual performance of the client account of PRO, an affiliate of the Adviser. The returns were computed by calculating the rates of return monthly, based on the beginning and ending values and time weighted cash flows during the month. The annual returns were calculated by geometrically linking the monthly returns through compounded multiplication. The performance results are presented in U.S. dollars and reflect the reinvestment of dividends and other account earnings, and are net of investment management fees, net of fees after transactions, and also net of any separate fees assessed directly by any underlying fund holdings within the Mexican Private Fund. Performance is net of the applicable management fee, which is currently1.30% annually, paid monthly in arrears

The method for computing historical performance may differ from the U.S. Securities and Exchange Commission’s standardized method. Investors should also be aware that the use of a methodology different from that described above to calculate performance could result in different performance data.

The Dow Jones LATixx Mexico Government BONOS 5-10 Year Index in dollar terms measures the performance of fix rate BONOS (Bonos de Desarrollo del Gobierno Federal) issued after January 2003 with a 6 month payment coupon and a maturity term between 1820 and 3640 days. The index is market cap weighted. The index does not reflect deductions for fees or expenses and it is not possible to invest directly in the index.

Annual Total Return for Periods Ended December 31

	2012	2011
Mexican Private Fund	19.73%	N/A	*

Dow Jones LATixx Mexico Government BONOS 5-10 Year Index in dollar terms	20.96%	N/A	*

*	The Mexican Private Fund started on September 13, 2011 and from this date to December 30, 2011 the return on this period is -6.51%. During the same period, the benchmark index return was -7-7%

26

Best Quarter/Worst Quarter

	Return	Date
Best Quarter	10.93%	December 30, 2011- March 30, 2012
Worst Quarter	-1.89%	September 30, 2011-December 30, 2011

Average Annual Total Returns for Periods Ended December 31

	1 Year	5 Years	10 Years
Mexican Private Fund	19.73%	N/A	N/A
Dow Jones LATixx Mexico Government BONOS 5-10 Year Index in dollar terms	20.96%	N/A	N/A

27

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) xxx-xxxx or obtain a copy online at www.xxxxxxxxxxx.com. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

28

Epicurus Mexico Fixed Income Local Currency Fund

Class A (XXXXX)

Class C (XXXXX)

Class I (XXXXX)

Class R (XXXXX)

A Series of the Valued Advisers Trust

Statement of Additional Information

            , 2014

Epicurus Fund Management, S.A.P.I. de C.V.

Paseo de las Palmas 425 – 1003

Lomas de Chapultepec, Mexico, D.F. 11003

xxx-xxx-xxxx

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Epicurus Mexico Fixed Income Local Currency Fund (the “Fund”) dated             , 2014. A free copy of the Prospectus can be obtained by writing Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (877) xxx-xxxx.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DESCRIPTION OF THE TRUST AND THE FUND

The Epicurus Mexico Fixed Income Local Currency Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Epicurus Fund Management, S.A.P.I. de C.V. (the “Adviser”).

The Fund currently offers four classes of shares, Class A, Class C, Class I and Class R. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value (plus any applicable sales charge) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A.	Equity Securities. Equity securities include common stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

B.	Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

C.	Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

D.	Depositary Receipts. American Depositary Receipts (“ADRs”) are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

E.	Fixed Income Securities. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in any Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the fixed income securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the fixed income securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired. The corporate fixed income securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

F.	Certificates of Deposit and Bankers’ Acceptances. The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

G.	Commercial Paper. The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. See Exhibit D for more information on ratings assigned to commercial paper.

H.	High Yield Securities. Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower-rated securities will default than issuers of higher-rated securities. Issuers of lower-rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest on securities held by the Fund, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher-rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower-rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.

Liquidity. There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher-rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower-rated securities.

High yield, high risk investments may include the following:

Straight fixed income securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

I.	Zero-coupon Debt Securities. These do not pay periodic interest but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

J.	Zero-Fixed Coupon Debt Securities. These are zero-coupon debt securities that convert on a specified date to periodic interest-paying debt securities.

K.	Convertible Securities. These are bonds that may be converted to common stock.

L.	Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

M.	Securities Issued in Connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its fixed income securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

N.	Municipal Government Obligations. In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

O.	Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

P.	Information on Time Deposits and Variable Rate Notes. The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Q.	United States Government Obligations. The Fund may invest in United States Government Obligations. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

R.

United States Government Agency. The Fund may invest in securities issued by United States Government Agencies. These consist of fixed income securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

S.	Foreign (Non-U.S.) Government Securities. The Fund may invest in foreign government securities, including securities issued by foreign governments, including political subdivisions, or their authorities, agencies, municipal (Non-U.S) government or (Non-U.S.) quasi-government, instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different types of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or a political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against a foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments. Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank. Quasi Government Corporations are legal entities created by a government to undertake commercial activities on behalf of an owner government. Their legal status varies from being a part of government to stock companies with a state as a regular stockholder. As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Also, yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities. In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other foreign government securities.

T.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of fixed income securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment. The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers. Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury. Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a

U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities.

U.	Private Mortgage Pass-Through Securities. Private mortgage pass-through securities, also known as “non-agency mortgage securities”, are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable-rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement. Mortgage assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities; hence they may be more sensitive to the performance of fewer mortgage assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

V.	Mexican Issuer Mortgage Backed Securities and Non-U.S. Corporate Fixed Income Securities. Mexican Issuer Mortgage Backed Securities are certificates issued by either Mexican government or Mexican quasi-government entities that are backed by pools of mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment. In Mexico, the principal government and quasi-government issuers of mortgage pass-through securities are institutions such as INFONAVIT and FOVISSSTE. Foreign corporate bonds are debt obligations of Non U.S. financial and nonfinancial corporations. This investment provides a return in the form of fixed periodic payments and the eventual return of principal at maturity. The obligations, which are reported on balance sheets as debt having a remaining maturity of more than one year, include bonds, notes, debentures, mandatory convertible securities, long-term debt, and unsecured debt. The obligations of savings institutions include mortgage-collateralized securities.

W.	Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies, including index exchange-traded funds (“ETFs”) and index mutual funds (also called underlying funds). To the extent such underlying funds are index-based, these underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

When the Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund invests in shares of ETFs and underlying funds its performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF, to the extent such ETF is index-based, may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF, to the extent such ETF is index-based, may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an underlying ETF purchased in reliance on Section 12(d)(1)(F), the underlying ETF is not obligated to redeem an amount exceeding 1% of the underlying ETF’s outstanding shares during a period of less than 30 days. As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

X.

Derivative Instruments. The Fund may purchase and write call and put options on securities, securities indices, rates and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below. The Fund considers derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to correctly forecast interest rates and other economic factors. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs.

Y.	Margin Deposits and Cover Requirements. Margin Deposits for Futures Contracts. Unlike the purchase or sale of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures. The Fund will comply with guidelines established by the SEC with respect to coverage of forwards, futures, swaps and options. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. For example, when entering into a futures contract that will be cash settled, the Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the mark-to-market amount, if any, owed by the Fund on the futures contract. When entering into a futures contract that does not need to be settled in cash, the Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high, or higher than the price of the contract held by the Fund or by entering into an agreement that enables the Fund to settle such futures contracts in cash. To the extent the Fund writes credit default swaps, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Fund in accordance with procedures established by the Fund’s Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Also, the Fund does not invest more than 25% of its assets in contracts with any counterparty.

Z.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. The Fund may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers often do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. The Fund will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to cover the Fund’s obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” The Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While the Adviser is authorized to hedge against currency risk, it is not required to do so. The Adviser may choose not to hedge currency exposure.

AA.	Securities Options. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options-trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described in the Cover Requirements section, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

BB.	Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

CC.

Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

DD.	Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer options they have written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change their treatment of such instruments accordingly.

EE.	Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

FF.	Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities. Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

GG.	Swap Agreements. Swap agreements are typically two-party, non-cleared contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements often do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because most swap agreements are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, futures contracts or other underlying assets represented in the index, plus the dividends that would have been received on those instruments. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks, futures contracts or other underlying assets. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

HH.	Trading in Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its futures broker in a segregated account an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as “initial margin.”

The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale takes effect by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

The Fund’s futures contracts may be subject to periods of illiquidity because of market conditions, regulatory considerations and other reasons. For example, commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily limits.” During a single day, no trades may be executed at prices beyond the daily limit. Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity futures contracts can neither be taken nor liquidated unless the traders are willing to effect trades at or within the limit. Futures contract prices have occasionally moved the daily limit for several consecutive days with little or no trading. Such market conditions could prevent the Fund from promptly liquidating its futures contracts.

II.

Over-the-Counter Instruments. The trading of over-the-counter instruments subjects the Fund to a variety of risks including: (1) counterparty risk; (2) basis risk; (3) interest rate risk; (4) settlement risk; (5) legal risk; and (6) operational risk. Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations. The over-the-counter markets and some foreign markets are “principals’ markets.” That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument. Interest rate risk is the general risk associated with movements in interest rates. Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented. Operational risk is the risk of unexpected losses arising from deficiencies in a firm’s management information, support and control systems and procedures. Transactions in over-the-counter derivatives may involve other risks as well, as there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

JJ.	Regulatory Risks of Derivative Use. In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that will subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) if the company is unable to meet certain trading and marketing limitations. These rules became effective on January 1, 2013. In relation to these regulatory changes adopted by the CFTC, the Fund’s Adviser intends to rely on an exemption from the CFTC’s CPO registration requirements. However, it is possible that the Adviser may be required to register as a CPO in the future and comply with any applicable reporting, disclosure or other regulatory requirements. Compliance with CFTC regulatory requirements will increase Fund expenses. Other potentially adverse regulatory initiatives could also develop. It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund may engage in derivative transactions could also prevent the Fund from using certain instruments. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategy. The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action.

In 2010, the U.S. government enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC and certain futures exchanges have also established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. The trading decisions of the Adviser may have to be modified and positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions on securities above a certain de minimis threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the Fund may trade have adopted reporting requirements. If the Fund’s securities short positions or its strategy become generally known, it could have a significant effect on the Adviser’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Adviser’s ability to access management and other personnel at certain companies where the Adviser seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could restrict the Fund’s ability to engage in short sales of securities in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

This Fund is being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

KK.	Structured Notes, Bonds and Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

LL.	When Issued, Forward Commitments and Delayed Settlements. The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account as discussed in the Cover Requirements section. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets. The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous. The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

MM.	Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory, Inc.

Under guidelines adopted by the Trust’s Board, the Fund’s Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

NN.	Lending of Portfolio Securities. For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

OO.	Short Sales. The Fund may employ “short selling” for both (1) investment purposes and (2) for defensive purposes as a hedging strategy. For investment purposes, when the Adviser believes that particular index, company or sector is relatively overvalued, the Fund may sell a security short with the expectation that it can be repurchased at a lower price, thus generating a gain for the Fund. For defensive purposes, when the Adviser believes that a security or group of securities in the Fund is susceptible to a decline in value, the Fund may sell a security short with the expectation any decline in value of the security sold short will serve to offset some of the decline in value suffered by the Fund’s portfolio of securities. A short sale strategy is different than a long-only strategy because it consists of selling borrowed shares in the hope that they can be bought back later at a lower price.

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 50% of the value of the Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.

To the extent that the Fund uses short sales as a hedging technique, the Fund is subject to correlation risk. Specifically, the correlation between the security sold short and the hedged security may be imperfect, reducing the expected benefit to the Fund of a short sale, or there may be no correlation at all. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.

In addition, any gain on a short sale is decreased, and any loss is increased, by the amount of any payments, such as lender fees, replacement of dividends or interest that the Fund may be required to make with respect to the borrowed securities. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The lender of the borrowed securities may require the Fund to return the securities on short notice, which may require the Fund to purchase the borrowed securities at an unfavorable price, resulting in a loss. You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

PP.	Cash Investments. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund may not borrow money, except to the extent permitted under applicable securities laws.

2. Senior Securities. The Fund may not issue senior securities, except to the extent permitted under applicable securities laws

3. Underwriting. The Fund may not act as an underwriter of securities of other issuers, except to the extent that the Fund may be considered an underwriter under applicable securities laws in the disposition of portfolio securities or in the purchase of securities directly from the issuer thereof.

4. Concentration. The Fund will not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry, except that the Fund will concentrate in Mexican government fixed-income securities. The Fund considers a security to be a Mexican government fixed-income security if it is issued or otherwise guaranteed by the Mexican federal government, a Mexican state government, a Mexican municipal government or a Mexican quasi-government entity. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities.

5. Real Estate. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this policy shall not prevent the Fund from investing in securities or other instruments backed by real estate (e.g., REITs) or in securities of issuers engaged in the real estate business.

6. Commodities. The Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations promulgated thereunder, and any applicable exceptive relief.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

4. Illiquid Investments. The Fund will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5. Name Rule. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes, if any) in publicly-offered fixed income securities of Mexican issuers or instruments with similar economic characteristics such as over the counter (“OTC”) or exchange traded derivative instruments linked to Mexican fixed-income securities. This investment policy may not be changed without at least 60 days prior written notice in plain English to the Fund’s shareholders.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

INVESTMENT ADVISER

Epicurus Fund Management, S.A.P.I. de C.V. (the “Adviser”) serves as the investment adviser for the Fund. Its principal offices are located at Av. de las Palmas 425 – 1003, Col. Lomas de Chapultepec, Mexico D.F., 11000, Mexico. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser is owned by Mr. Ignacio Bolivar (98%), Mr. Jacinto Marina (1%) and Mr. Omar Flores (1%), in their capacities as individuals.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90%% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until             , 2015 so that the ratio of total annual operating expenses does not exceed     %. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The Adviser retains the right to use the name “Epicurus” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Epicurus” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Ignacio Bolivar and Omar Flores are the Portfolio Managers of the Fund. As of January 28, 2014 the Portfolio Managers were responsible for managing the following types of accounts:

Ignacio Bolivar
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Pooled Investment Vehicles	1	$1,070,506,651	1	$1,070,506,651
Other Accounts	0	0	0	0

Omar Flores
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Pooled Investment Vehicles	1	$1,070,506,651	1	$1,070,506,651
Other Accounts	0	0	0	0

Compensation: Under the personnel services agreement between the Adviser and the employer of each portfolio manager, the Adviser pays, via the employer of each portfolio manager, a salary and potentially a discretionary bonus to the portfolio manager. Discretionary bonuses will be determined by the directors of the Adviser, and will be based upon factors including, performance of the Fund relative to its benchmark, overall growth of the Fund’s assets under management and other job performance factors deemed appropriate by the directors of the Adviser. Additionally, due to each Portfolio Manager’s direct ownership interest in the Adviser, each may receive compensation through his ownership interest to the extent that the Adviser distributes any profits or the value of his ownership interest’s increase.

Potential Conflicts of Interest: The Adviser is owned by Mr. Ignacio Bolivar (98%), Mr. Jacinto Marina (1%) and Mr. Omar Flores (1%), in their capacities as individuals. In addition to providing advisory services to the Fund, the Adviser serves as a sub-adviser to a Mexican private pension fund that consists of over 500,000 individual investors with US$1.1bn in AUM. The Fund’s Portfolio Managers also serve as portfolio managers to the same Mexican private pension fund. In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or an affiliate may receive fees from certain accounts that are higher than the fee it receives from the Fund, or the Adviser, an affiliate or future affiliates could receive performance-based fees on certain accounts.

The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. These policies and procedures will have the effect of foreclosing certain investment opportunities for the Fund from time to time. Notwithstanding the foregoing, the Adviser will act in the best interest of the Fund in accordance with its fiduciary duty to the Fund.

The Fund is required to show the dollar amount range of each portfolio manager’s beneficial ownership of shares of the Fund as of the end of the most recently completed fiscal year. As of January 31, 2014, the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Ignacio Bolivar	$0
Omar Flores	$0

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 54, Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 - present).

Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser) (2004 – 2010).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Fund’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee did not meet.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met two times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Ira Cohen – Mr. Cohen has over 20 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 20 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

R. Jeffrey Young – Mr. Young has over 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.

Carol J. Highsmith, 49, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 37, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present	Vice President, Financial Administration, HASI (September 2013 to present); Chief Financial Officer and Treasurer, The Huntington Strategy Shares and The Huntington Funds Trust (November 2013 to present); Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., (May 2005 toSeptember 2013).

Heather Bonds, 38 Secretary, September 2012 to present	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund of the Trust, as of December 31, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira Cohen	A	A
Andrea N. Mullins	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen	$	$0	$0	$
Andrea N. Mullins	$	$0	$0	$

*	As of the date of this SAI, the Trust consists of 14 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. The Fund has not commenced operations prior to the date of this SAI and therefore the Fund does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund.

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The Trust, the Distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (877) 625-3042. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their adviser. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products or owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board. The Board will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (877) xxx-xxxx to request a copy, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available (including when they are not reliable), such securities may be valued at a fair value pursuant to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

  Net Assets = Net Asset Value Per Share

     Shares Outstanding

CONTINGENT DEFERRED SALES CHARGE – CLASS C SHARES

Class C shares of the Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem the shares within 12 months of purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRAs or other retirement plans. The Fund’s distributor receives the entire amount of any CDSC you pay.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). There can be no assurance that it actually will so qualify. The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 35% penalty as long as such failure is inadvertent. Instead, such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.” Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund’s net realized gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital loss carryforwards for any year beginning on or before December 22, 2010 may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. There is no limitation on the number of years to which capital losses arising in years beginning after December 22, 2010 may be carried forward. Any such capital losses are utilized before capital losses arising in years beginning on or before December 22, 2010.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation for U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provided for a minimum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20% (5% for individuals in lower brackets). Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Although regulations explaining the precise method of apportionment have not yet been issued by the IRS, the Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless the Fund determines that a different method for a particular item is warranted under the circumstances.

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consists of stock or securities in foreign corporations and certain other requirements are met, the Fund may elect to have its foreign tax deduction or credit for such withholding taxes be taken by its investors instead of claiming it on its tax return. If such an election is made, each investor will include in gross income his proportional share of the foreign taxes paid by the Fund. Investors may claim the amount of such taxes paid as a foreign tax credit in order to reduce the amount of U.S. federal income tax liability that an investor incurs on his or her foreign source income, including foreign source income from the Fund. If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on taxable distributions and certain other payments paid to non-corporate holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize Unrelated Business Taxable Income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits (“REMICs”) or equity interests in Taxable Mortgage Pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The RICs in which the Fund invests may invest in foreign securities. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Legislation enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary regulations with respect to these new rules. Their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0150% of the first $50 million of market value; 0.0125% of the next $50 million of market value; and 0.0100% of market value in excess of $100 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $300 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. The officers of the Trust also are officers and/or employees of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.67 per shareholder account (subject to a minimum annual fee of $40,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, 0.01% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $45,000).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets under $100 million, 0.06% of the Fund’s average daily net assets from $100 million to $250 million, 0.04% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $57,500). Huntington also receives a compliance program services fee of $500 per month from the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of                     , [address] has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending             , 2014.                     will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel for the Trust and Fund.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLANS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A, Class C and Class R shares. Each Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement.

The Class A Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Class A shares of the Fund in connection with the promotion and distribution of the Fund’s Class A shares or the provision of personal services to Class A shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing Class A shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of Class A shares, or who provides certain shareholder services, pursuant to a written agreement.

The Class C Plan provides that the Fund will pay Recipients a fee of 1.00% (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders) in payment of 12b-1 Expenses, as described above.

The Class R Plan provides that the Fund will pay Recipients a fee of 0.50% (0.25% to help defray the cost of distributing Class R shares and 0.25% for servicing Class R shareholders) in payment of 12b-1 Expenses, as described above.

Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that each Plan will benefit shareholders because an effective sales program typically is necessary for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements. You can receive free copies of reports (once available), request other information and discuss your questions about the Fund by contacting the Trust directly at:

Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

A-1

EXHIBIT B

Epicurus Fund Management, S.A.P.I. de C.V.

Proxy Voting Policy and Procedures

[to be added]

B-1

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees

C-1

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

C-2

EXHIBIT D

DESCRIPTION OF SECURITIES RATINGS

A.

Long-Term Ratings

1.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa

Obligations rated ‘Aaa’ are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery or interest.

Note:

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.

Standard & Poor’s – Long-Term Corporate Obligation Ratings (including Preferred Stock

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment –capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note:

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock, or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note:

Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.

Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity, may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. BBB ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. B ratings may indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC

Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC

Default of some kind appears probable.

C

Default is imminent.

RD

Indicated an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation, or other winding-up or cessation of business of an obligor

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated D upon default. Defaulted and distressed obligations typically are rated along the continuum of C to B ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the B or CCC-C categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonable determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category, to categories below CCC, or to Short-Term ratings other than F1. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.

Preferred Stock Ratings

1.

Moody’s Investors Service

Aaa

An issue which is rated Aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

Aa

An issue which is rated Aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A

An issue which is rated A is considered to be an upper-medium preferred stock. While risks are judged to be somewhat greater than in the Aaa and Aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa

An issue which is rated Baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba

An issue which is rate Ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B

An issue which is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa

An issue which is rated Caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca

An issues which is rated Ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C

This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:

Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 3 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.

Short Term Ratings

1.

Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings assigned may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:

Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.

Standard & Poor’s

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated B is regard as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated B-1 is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated B-2 is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated B-3 is regard as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D ratings also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

Note:

Dual ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, AAA/A-1+). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, SP-1+/A-1+).

3.

Fitch

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-term rating category, to categories below CCC, or to Short-term ratings other than F1. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(d)(8)	(i) Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(d)(15)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(16)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(18)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(19)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(20)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(21)	Investment Advisory Agreement between the Trust and Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and Citibank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File
No. 811-22208).

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(9)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File
No. 811-22208).

(h)(10)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File
No. 811-22208).

(h)(11)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(h)(12)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(h)(13)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(h)(14)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File
No. 811-22208).

(h)(15)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(h)(16)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(h)(17)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File No. 811-22208).

(h)(18)	Expense Limitation Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(h)(19)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File No. 811-22208).

(h)(20)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(h)(21)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File No. 811-22208).

(h)(22)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 92 filed December 13, 2012 (File No. 811-22208).

(h)(23)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No. 811-22208).

(h)(24)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(h)(25)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 107 filed February 28, 2018 (File No. 811-22208).

(h)(26)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(h)(27)	Amended Expense Limitation Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(h)(28)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(h)(29)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(h)(30)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(h)(31)	Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(h)(32)	Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(h)(33)	Expense Limitation Agreement between the Trust and Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File
No. 811-22208).

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund (now known as the Longview Tactical Allocation Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(i)(8)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 file May 30, 2013 (File
No. 811-22208).

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File
No. 811-22208).

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(i)(13)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Tactical Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 109 filed March 1, 2013 (File No. 811-22208).

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 128 filed September 27, 2013 (File No. 811-22208).

(i)(16)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(i)(17)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Mitchell Capital All-Cap Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(20)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(21)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 106 filed February 28, 2013 (File No. 811-22208).

(i)(22)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 107 filed February 28, 2013 (File No. 811-22208).

(i)(23)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 120 filed May 30, 2013 (File No. 811-22208).

(i)(24)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(25)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(26)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(j)(1)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(j)(2)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File No. 811-22208).

(j)(3)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013

(File No. 811-22208).

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(j)(5)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(j)(6)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 120 filed May 30, 2013

(File No. 811-22208).

(j)(7)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Longview Tactical Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 109 filed March 1, 2013 (File No. 811-22208).

(j)(8)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, and Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 128 filed September 27, 2013 (File No. 811-22208).

(j)(9)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 106 filed February 28, 2013 (File No. 811-22208).

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 107 filed February 28, 2013 (File No. 811-22208).

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(12)	Consent of Ashland Partners & Company, LLP, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(13)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Mitchell Capital All-Cap Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File

No. 811-22208).

(j)(14)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2018 (File No. 811-22208).

(j)(15)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File

No. 811-22208).

(j)(16)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – Incorporated by reference to Registrant’s Post-Effective amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(j)(17)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File

No. 811-22208).

(j)(18)	Consent of ACA Beacon Verification Services, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(j)(19)

Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File

No. 811-22208).

(j)(20)	Consent of Sanville & Company, Independent Public Accountants, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(j)(21)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-22208).

(m)(5)

Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund (now known as the Longview Tactical Allocation Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File

No. 811-22208).

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(m)(7)	Distribution Plan under Rule 12b-1 for Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(m)(8)	Distribution Plan under Rule 12b-1 for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(m)(9)	Distribution Plan under Rule 12b-1 for Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(10)	Distribution Plan under Rule 12b-1 for BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(m)(11)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(12)	Distribution Plan under Rule 12b-1 for Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(n)(4)	Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(n)(5)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(n)(6)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(6)	Rule 18f-3 Plan for Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(p)(4)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(6)	Code of Ethics for Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(7)	Code of Ethics for Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(p)(9)	Code of Ethics for Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(p)(10)	Code of Ethics for Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(p)(11)	Code of Ethics for Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(12)	Code of Ethics for Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 93 filed December 13, 2012 (File No. 811-22208).

(p)(13)	Code of Ethics for Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(p)(14)	Code of Ethics for BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(p)(15)	Code of Ethics for Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(p)(16)	Code of Ethics for Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(p)(17)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(18)	Code of Ethics for Reams Asset Management – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(19)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(p)(20)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(p)(21)	Code of Ethics for Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208); and Registrant’s Post-Effective Amendment No. 134 filed February 3, 2014 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., H C Capital Trust, Huntington Funds, and Unified Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Paula G. Jurcenko*	President	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Vice President	None
Karyn E. Cunningham** Richard A. Cheap* Larry D. Case*	Controller Secretary Assistant Secretary	None None None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Tactical Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, BRC Large Cap Focus Equity Fund, Mitchell Capital All-Cap Growth Fund, Dreman Contrarian Small Cap Value Fund, BFS Equity Fund, and Dana Large Cap Equity Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(d)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(e)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(f)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(g)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(h)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(i)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(j)	Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(k)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Tactical Allocation Fund).

(l)	Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(m)	FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(n)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(o)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

(p)	BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111 (records relating to its function as investment adviser to BRC Large Cap Focus Equity Fund).

(q)	Mitchell Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211 (records relating to its function as investment adviser to Mitchell Capital All-Cap Growth Fund).

(r)	Dreman Value Management, LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311 (records relating to its function as investment adviser to Dreman Contrarian Small Cap Value Fund).

(s)	SMI Advisory Services, LLC, 11135 Baker Hollow Road, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

(t)	Reams Asset Management, a division of Scout Investment Advisors, Inc., 227 Washington Street, Columbus, Indiana 47202 (records relating to its function as subadviser to the Sound Mind Funds).

(u)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(v)	Dana Investment Advisors, Inc., 15800 W. Bluemound Road, Suite 250, Brookfield, Wisconsin 53005 (records relating to its function as investment adviser to the Dana Large Cap Equity Fund).

(w)	Epicurus Fund Management, S.A.P.I. de C.V., Paseo de las Palmas 425 – 1003, Lomas de Chapultepec, Mexico, D.F. 11003 (records relating to its function as investment adviser to the Epicurus Mexico Fixed Income Local Currency Fund).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 135 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 31st day of January, 2014.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	January 31, 2014
Andrea N. Mullins, Trustee	Date

*	January 31, 2014
Ira Cohen, Trustee	Date

*	January 31, 2014
R. Jeffrey Young, President and Trustee	Date

*	January 31, 2014
Bryan W. Ashmus, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	January 31, 2014
Carol J. Highsmith, Vice President, Attorney in Fact		Date